Trade and other payables and Other non-current liabilities - Summary of Movement In Lease Liabilities (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Trade and other current payables [abstract]
Beginning balance, As at April 01		₨ 6,599	[1]	$ 90	₨ 1,390
Additions during the year		3,611		49	10,212
Interest on lease liabilities		278		4	247
Payments made		(3,380)		(46)	(3,164)
Deletions		(697)		(21)	(2,086)
Ending balance, As at March 31,	[1]	₨ 6,411		$ 88	₨ 6,599

[1]	Movement in lease liabilities is as follows: As at March 31, 2020 2021 2020 (₹ in million) (₹ in million) (US dollars in million) As at April 01 1,390 6,599 90 Additions during the year 10,212 3,611 49 Interest on lease liabilities 247 278 4 Payments made (3,164) (3,380) (34) Deletions (2,086) (697) (21) As at March 31, 6,599 6,411 88